Long Term Investments - Schedule of Long Term Investments (Parenthetical) (Detail) - USD ($)	1 Months Ended						12 Months Ended
	Nov. 30, 2015	Oct. 31, 2015	May 31, 2015	Apr. 30, 2015	Dec. 31, 2014	Mar. 31, 2014	May 31, 2017	May 31, 2016	May 31, 2015	Jul. 31, 2016	Jan. 31, 2016	Sep. 30, 2014	Aug. 31, 2014	Jun. 30, 2014	Jul. 01, 2012	Mar. 05, 2012
Schedule of Equity Method Investments [Line Items]
Equity ownership interest							50.00%
Long term investments							$ 217,259,000	$ 178,863,000
Realized gain from long-term investments							7,086,000
Dongfangheli [Member]
Schedule of Equity Method Investments [Line Items]
Investment for acquiring equity interest													$ 4,034,000
Equity ownership interest													50.00%
Juesheng.com [Member]
Schedule of Equity Method Investments [Line Items]
Investment for acquiring equity interest			$ 501,000						$ 501,000				$ 3,006,000
Equity ownership interest classified as available for sale			11.90%
Unrealized holding gains (loss)									3,933,000
Kouyu 100 [Member]
Schedule of Equity Method Investments [Line Items]
Unrealized holding gains (loss)									0
Equity ownership interest					7.00%
Cash consideration					$ 3,472,000
Golden Finance [Member]
Schedule of Equity Method Investments [Line Items]
Unrealized holding gains (loss)							10,567,000	19,407,000
Cash consideration	$ 11,437,000			$ 3,398,000
Investment ownership interest	19.50%
Alo7.com [Member]
Schedule of Equity Method Investments [Line Items]
Unrealized holding gains (loss)							$ (8,678,000)	1,704,000	13,428,000
Investment ownership interest							17.20%
Long term investments						$ 2,576,000						$ 10,000,000		$ 300,000		$ 1,000,000
Noncontrolling interest, equity ownership percentage															3.40%
Trust 556 [Member]
Schedule of Equity Method Investments [Line Items]
Unrealized holding gains (loss)							$ 706,000	383,000
Long term investments		$ 15,654,000					16,743,000
Investment interest rate		8.50%
Tarena [Member]
Schedule of Equity Method Investments [Line Items]
Equity ownership interest classified as available for sale						3.00%
Unrealized holding gains (loss)							9,750,000	(1,005,000)	$ 3,495,000
Long term investments						$ 13,500,000
ROBOROBO [Member]
Schedule of Equity Method Investments [Line Items]
Unrealized holding gains (loss)							423,000	$ 5,643,000
Investment ownership interest				18.00%
Long term investments				$ 4,356,000
Realized gain from long-term investments							7,086,000
Convertible Bond [Member] | Shangjiachongye [Member]
Schedule of Equity Method Investments [Line Items]
Long term investments											$ 12,310,000
Redeemable Preferred Shares [Member] | Shangjiachongye [Member]
Schedule of Equity Method Investments [Line Items]
Unrealized holding gains (loss)							$ 8,129,000
Investment ownership interest										4.90%
Long term investments										$ 12,205,000